SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Schedule of Changes in Share Capital

Outstanding shares as of December 31, 2023, 2024 and 2025	222,622,889